Share-Based Compensation - Summary of Weighted Average Assumptions in Stock Options (Detail)	12 Months Ended
	Dec. 31, 2019 yr $ / shares	Dec. 31, 2018 $ / shares
2019 [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option | $ / shares	$ 53.54
Expected annual dividend yield	3.22%
Expected volatility	27.00%
Risk-free interest rate	2.55%
Average expected life of options (years) | yr	7.50
2018 [Member]
Disclosure Of Share Based Compensation Expense [Line Items]
Exercise price per option | $ / shares		$ 44.5
Expected annual dividend yield	3.58%
Expected volatility	29.00%
Risk-free interest rate	2.79%
Average expected life of options (years) | yr	7.50